Note 4 - Mortgage Note Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Participating Mortgage Loans [Table Text Block]
Year Ending
December 31,	Principal
2020	$39,061
2021	40,754
2022	42,520
2023	7,322
$129,657